Note 7 - Vessels and Advances, Net - Summary of Vessels (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Vessel Cost [Member]
Balance, Vessel Cost at beginning of the period	$ 4,687,896
Vessel acquisitions, advances and other vessels’ costs	241,362
Vessel sales, transfers and other movements	(139,551)
Balance, Vessel Cost at end of the period	4,789,707
Accumulated Depreciation [Member]
Balance, Accumulated Depreciation at beginning of the period	(1,037,704)
Depreciation	(79,161)
Vessel sales, transfers and other movements	71,114
Balance, Accumulated Depreciation at end of the period	(1,045,751)
Net Book Value [Member]
Balance, Net Book Value at beginning of the period	3,650,192
Depreciation	(79,161)
Vessel acquisitions, advances and other vessels’ costs	241,362
Vessel sales, transfers and other movements	(68,437)
Balance, Net Book Value at end of the period	$ 3,743,956